JPMORGAN TRUST I

Highbridge Funds

Highbridge Dynamic Commodities Strategy Fund

Highbridge Statistical Market Neutral Fund (effective 12/6/13, JPMorgan Market Neutral Fund)

Statement of Additional Information (“SAI”) dated February 28, 2013, as supplemented

J.P. Morgan Funds

JPMorgan Global Research Enhanced Index Fund

SAI dated February 25, 2013

JPMorgan Asia Pacific Fund

JPMorgan Income Builder Fund

JPMorgan Strategic Preservation Fund

SAIs dated February 28, 2013

JPMorgan Alternative Strategies Fund

JPMorgan SmartRetirement® Blend Income Fund

JPMorgan SmartRetirement® Blend 2015 Fund

JPMorgan SmartRetirement® Blend 2020 Fund

JPMorgan SmartRetirement® Blend 2025 Fund

JPMorgan SmartRetirement® Blend 2030 Fund

JPMorgan SmartRetirement® Blend 2035 Fund

JPMorgan SmartRetirement® Blend 2040 Fund

JPMorgan SmartRetirement® Blend 2045 Fund

JPMorgan SmartRetirement® Blend 2050 Fund

JPMorgan SmartRetirement® Blend 2055 Fund

JPMorgan SmartAllocation Equity Fund

JPMorgan SmartRetirement® Income Fund

JPMorgan SmartRetirement® 2010 Fund

JPMorgan SmartRetirement® 2015 Fund

JPMorgan SmartRetirement® 2020 Fund

JPMorgan SmartRetirement® 2025 Fund

JPMorgan SmartRetirement® 2030 Fund

JPMorgan SmartRetirement® 2035 Fund

JPMorgan SmartRetirement® 2040 Fund

JPMorgan SmartRetirement® 2045 Fund

JPMorgan SmartRetirement® 2050 Fund

JPMorgan SmartRetirement® 2055 Fund

SAIs dated November 1, 2013

JPMorgan Commodities Strategy Fund

SAI dated November 21, 2012, as supplemented

JPMorgan Diversified Risk Fund

SAI dated December 17, 2012, as supplemented

JPMorgan Diversified Real Return Fund

SAI dated December 28, 2012, as supplemented

JPMorgan Global Unconstrained Equity Fund JPMorgan International Unconstrained Equity Fund

JPMorgan Total Emerging Markets Fund

SAI dated February 28, 2013, as supplemented

J.P. Morgan Income Funds

JPMorgan Corporate Bond Fund

SAI dated February 25, 2013

JPMorgan Current Income Fund

JPMorgan Managed Income Fund

SAIs dated July 1, 2013, as supplemented

JPMorgan Emerging Markets Corporate Debt Fund

SAI dated July 31, 2013

JPMorgan Floating Rate Income Fund

SAI dated October 14, 2013

JPMorgan Global Bond Opportunities Fund

SAI dated August 17, 2012, as supplemented

JPMorgan Floating Rate Income Fund

SAI dated December 28, 2012, as supplemented

JPMorgan Short Duration High Yield Fund

SAI dated February 27, 2013, as supplemented

JPMorgan Emerging Markets Local Currency Debt Fund

JPMorgan Ex-G4 Currency Strategies Fund

JPMorgan International Currency Income Fund

SAI dated February 28, 2013, as supplemented

JPMorgan Emerging Markets Debt Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Multi-Sector Income Fund

JPMorgan Real Return Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

SAI dated July 1, 2013, as supplemented

J.P. Morgan International Equity Funds

JPMorgan Global Equity Income Fund

JPMorgan Global Natural Resources Fund

SAIs dated February 28, 2013

JPMorgan China Region Fund

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan India Fund

SUP-SAI-FEES-1213

JPMorgan International Equity Fund

JPMorgan International Opportunities Fund

JPMorgan International Small Cap Equity Fund

JPMorgan International Value Fund

JPMorgan Intrepid European Fund

JPMorgan Intrepid International Fund

JPMorgan Latin America Fund

SAI dated February 28, 2013, as supplemented

J.P. Morgan Money Market Funds

JPMorgan Prime Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan Tax Free Money Market Fund

JPMorgan California Municipal Money Market Fund

JPMorgan New York Municipal Money Market Fund

JPMorgan Current Yield Money Market Fund

SAI dated July 1, 2013, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

SAI dated July 1, 2013, as supplemented

J.P. Morgan Specialty Funds

JPMorgan International Realty Fund

JPMorgan Research Market Neutral Fund

SAIs dated February 28, 2013, as supplemented

Security Capital U.S. Core Real Estate Securities Fund

SAI dated May 1, 2013

JPMorgan Global Allocation Fund

SAI dated February 28, 2013, as supplemented

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund

SAI dated February 28, 2013

JPMorgan Tax Aware High Income Fund

JPMorgan Tax Aware Income Opportunities Fund

SAI dated July 1, 2013, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Growth Long/Short Fund

JPMorgan Multi-Cap Long/Short Fund

JPMorgan Research Equity Long/Short Fund

SAIs dated February 28, 2013

JPMorgan Disciplined Equity Fund

JPMorgan Diversified Fund

JPMorgan Dynamic Growth Fund

JPMorgan Dynamic Small Cap Growth Fund

JPMorgan Equity Focus Fund

JPMorgan Growth and Income Fund

JPMorgan Intrepid Advantage Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Value Fund

JPMorgan Mid Cap Core Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Research Equity Plus Fund

JPMorgan U.S. Small Company Fund

JPMorgan Value Advantage Fund

SAI dated November 1, 2013

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

SAI dated November 1, 2013

JPMorgan SMA Funds

JPMorgan International Value SMA Fund

JPMorgan Tax Aware Real Return SMA Fund

SAIs dated February 28, 2013

JPMorgan SmartAllocation Funds

JPMorgan SmartAllocation Income Fund

SAI dated July 1, 2013

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

SAI dated July 1, 2013, as supplemented

J.P. Morgan International Equity Funds

JPMorgan International Equity Index Fund

SAI dated February 28, 2013, as supplemented

J.P. Morgan Investor Funds

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund

SAI dated November 1, 2013

J.P. Morgan Money Market Funds

JPMorgan Liquid Assets Money Market Fund

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

JPMorgan Municipal Money Market Fund

JPMorgan Michigan Municipal Money Market Fund

JPMorgan Ohio Municipal Money Market Fund

SAI dated July 1, 2013, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan Arizona Municipal Bond Fund

JPMorgan Michigan Municipal Bond Fund

JPMorgan Municipal Income Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

SAI dated July 1, 2013, as supplemented

J.P. Morgan Specialty Funds

JPMorgan U.S. Real Estate Fund

SAI dated May 1, 2013, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Enhanced Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

SAI dated November 1, 2013

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan Mid Cap Value Fund

SAI dated November 1, 2013

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Growth Advantage Fund

SAI dated November 1, 2013

Supplement dated December 6, 2013 to the SAIs as dated above, as supplemented

Effective December 1, 2013, the information under the “Custody and Fund Accounting Fees and Expenses” section in Part II of the SAI is deleted in its entirety and replaced with the following:

For custodian services, each Fund (other than the JPMorgan SR Funds, as defined below) pays to JPMorgan Chase Bank annual safekeeping fees of between 0.0006% and 0.35% of assets held by JPMorgan Chase Bank (depending on the domicile in which the asset is held), calculated monthly in arrears and fees between $2.50 and $80 for securities trades (depending on the domicile in which the trade is settled). JPMorgan Chase Bank is also reimbursed for its reasonable out-of-pocket or incidental expenses, including, but not limited to, registration and transfer fees and related legal fees.

For custodian services for the JPMorgan SmartRetirement Funds other than the JPMorgan SmartRetirement Blend Funds (the “JPMorgan SR Funds”), JPMFM pays to JPMorgan Chase Bank annual safekeeping fees of between 0.0006% and 0.35% of assets held by JPMorgan Chase Bank (depending on the domicile in which the asset is held) calculated monthly in arrears. JPMFM also pays JPMorgan Chase Bank fees between $2.50 and $80 for securities trades (depending on the domicile in which the trade is settled), as will as transaction fees on certain activities of $2.50 to $20 per transaction. JPMFM shall also pay JPMorgan Chase Bank’s reasonable out-of-pocket or incidental expenses including, but not limited to, registration and transfer fees and related legal fees.

JPMorgan Chase Bank may also be paid $15, $35 or $60 per proxy (depending on the country where the issuer is located) for its service which helps facilitate the voting of proxies throughout the world. For securities in the U.S. market, this fee is waived if the Adviser votes the proxies directly.

With respect to fund accounting services, the following schedule shall be employed in the calculation of the fees payable for the services provided under the JPMorgan Custody Agreement and the SmartRetirement Custody Agreement. For purposes of determining the asset levels at which a tier applies, assets for that fund type across the entire J.P. Morgan Funds Complex shall be used.

Money Market Funds:
Tier One	First $250 billion	0.0013%
Tier Two	Over $250 billion	0.0010%
All Other Funds:
Tier One	First $75 billion	0.0025%
Tier Two	Next $75 billion	0.0020%
Tier Three	Over $150 billion	0.0015%
Other Fees:
Multi-Managed Funds (per manager)		$10,000
Fund of Funds (for a Fund of Funds that invests in J.P. Morgan Funds only)		$15,000
Additional Share Classes (this additional class expense applies after the third class)		$2,000
Daily Market-based Net Asset Value Calculation for Money Market Funds		$15,000 per Fund
Hourly Net Asset Value Calculation for Money Market Funds		$5,000 per Fund

The Funds will also pay a per transaction fee of $8 with respect to servicing of exchange traded derivatives and with respect to bank loans, a per transaction fee of $20 and an annual servicing fee of .0040% on the amount of each bank loan.

Minimums: (except for certain Funds of Funds which are subject to the fee described above)
Money Market Funds	$15,000
All Other Funds	$20,000

In addition, JPMorgan Chase Bank provides derivative servicing, including, with respect to swaps, swaptions and bond and currency options. The fees for these services include a transaction fee of $25 or $150 per new contract (depending on whether the transaction is electronic or manual), a fee of up to $25 or $150 per contract amendment (including transactions such as trade amendments, cancellations, terminations, novations, option exercises, option expiries, maturities or credit events) and a daily fee of $0.40 per contract for position management services. In addition a Fund will pay a fee of $2.00 to $5.30 per day for the valuation of the derivative positions covered by these services.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR REFERENCE